Operating Segments - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024		Oct. 31, 2023
Disclosure of operating segments [line items]
Net interest income	[1],[2],[3]	$ 19,252		$ 18,262
Non-interest income	[2],[4]	14,418	[5]	13,952	[6]
Total revenue	[2],[3]	33,670		32,214
Provision for credit losses	[2],[3]	4,051		3,422
Depreciation and amortization	[2],[3]	1,760	[7]	1,820	[8]
Other non-interest expenses	[2]	17,935		17,301
Income tax expense	[2],[3]	2,032		2,221
Net income	[2],[3]	7,892		7,450
Net income attributable to non-controlling interests in subsidiaries	[2],[3]	134		112
Net income attributable to equity holders of the Bank	[2],[3]	7,758		7,338
Average assets	[2]	1,419,000		1,396,000
Average liabilities	[2]	1,338,000		1,319,000
Operating segments [member] | Canadian banking [member]
Disclosure of operating segments [line items]
Net interest income	[1],[2]	10,842	[9]	9,761	[10]
Non-interest income	[2],[4]	2,848	[5],[9]	3,046	[6],[10]
Total revenue	[2]	13,690	[9]	12,807	[10]
Provision for credit losses	[2]	1,691	[9]	1,443	[10]
Depreciation and amortization	[2]	568	[7],[9]	583	[8],[10]
Other non-interest expenses	[2]	5,550	[9]	5,283	[10]
Income tax expense	[2]	1,607	[9]	1,514	[10]
Net income	[2]	4,274	[9]	3,984	[10]
Net income attributable to equity holders of the Bank	[2]	4,274	[9]	3,984	[10]
Average assets	[2]	449,000	[9]	450,000	[10]
Average liabilities	[2]	389,000	[9]	372,000	[10]
Operating segments [member] | International banking [member]
Disclosure of operating segments [line items]
Net interest income	[1],[2]	8,889	[9]	8,131	[10]
Non-interest income	[2],[4]	3,100	[5],[9]	2,910	[6],[10]
Total revenue	[2]	11,989	[9]	11,041	[10]
Provision for credit losses	[2]	2,285	[9]	1,868	[10]
Depreciation and amortization	[2]	568	[7],[9]	563	[8],[10]
Other non-interest expenses	[2]	5,563	[9]	5,356	[10]
Income tax expense	[2]	734	[9]	699	[10]
Net income	[2]	2,839	[9]	2,555	[10]
Net income attributable to non-controlling interests in subsidiaries	[2]	125	[9]	106	[10]
Net income attributable to equity holders of the Bank	[2]	2,714	[9]	2,449	[10]
Average assets	[2]	232,000	[9]	237,000	[10]
Average liabilities	[2]	180,000	[9]	179,000	[10]
Operating segments [member] | Global Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	[1]	936	[9]	842	[10]
Non-interest income	[4]	4,826	[5],[9]	4,449	[6],[10]
Total revenue		5,762	[9]	5,291	[10]
Provision for credit losses		27	[9]	10	[10]
Depreciation and amortization		187	[7],[9]	179	[8],[10]
Other non-interest expenses		3,423	[9]	3,171	[10]
Income tax expense		539	[9]	491	[10]
Net income		1,586	[9]	1,440	[10]
Net income attributable to non-controlling interests in subsidiaries		10	[9]	9	[10]
Net income attributable to equity holders of the Bank		1,576	[9]	1,431	[10]
Average assets		35,000	[9]	34,000	[10]
Average liabilities		40,000	[9]	40,000	[10]
Operating segments [member] | Global banking and markets [member]
Disclosure of operating segments [line items]
Net interest income	[1]	1,441	[9]	1,572	[10]
Non-interest income	[4]	3,972	[5],[9]	3,980	[6],[10]
Total revenue		5,413	[9]	5,552	[10]
Provision for credit losses		47	[9]	101	[10]
Depreciation and amortization		258	[7],[9]	221	[8],[10]
Other non-interest expenses		2,941	[9]	2,841	[10]
Income tax expense		479	[9]	621	[10]
Net income		1,688	[9]	1,768	[10]
Net income attributable to equity holders of the Bank		1,688	[9]	1,768	[10]
Average assets		495,000	[9]	490,000	[10]
Average liabilities		475,000	[9]	455,000	[10]
Operating segments [member] | Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net interest income	[1]	(2,856)	[9],[11]	(2,044)	[10],[12]
Non-interest income	[4]	(328)	[5],[9],[11]	(433)	[6],[10],[12]
Total revenue		(3,184)	[9],[11]	(2,477)	[10],[12]
Provision for credit losses	[9],[11]	1
Depreciation and amortization		179	[7],[9],[11]	274	[8],[10],[12]
Other non-interest expenses		458	[9],[11]	650	[10],[12]
Income tax expense		(1,327)	[9],[11]	(1,104)	[10],[12]
Net income		(2,495)	[9],[11]	(2,297)	[10],[12]
Net income attributable to non-controlling interests in subsidiaries		(1)	[9],[11]	(3)	[10],[12]
Net income attributable to equity holders of the Bank		(2,494)	[9],[11]	(2,294)	[10],[12]
Average assets		208,000	[9],[11]	185,000	[10],[12]
Average liabilities		$ 254,000	[9],[11]	$ 273,000	[10],[12]

[1]	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
[2]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4 of the consolidated financial statements.
[3]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[4]	Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.
[5]	Includes net income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $(9); International Banking – $248; Global Wealth Management – $18; and Other – $(59).
[6]	Includes net income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $72; International Banking – $250; Global Wealth Management – $18; Global Banking and Markets – $1; and Other – $(188).
[7]	Includes impairment charge on software intangible assets in the Other segment.
[8]	Includes impairment charge on software and other intangible assets in the Other segment.
[9]	Business line revenues and provision for income taxes are reported on a taxable equivalent basis, with the offset in the Other segment. Effective January 1, 2024, the Bank no longer claims the dividend received deduction on Canadian shares that are mark-to-market property, which has resulted in a lower TEB gross-up for fiscal 2024.
[10]	Business line revenues and provision for income taxes are reported on a tax equivalent basis.
[11]	Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes for the year ended October 31, 2024 amounting to $55 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.
[12]	Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt income gross-up reported in net interest income and non-interest income and provision for income taxes for the year ended October 31, 2023 amounting to $473 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.